Jun. 18, 2024
First Trust Low Duration Strategic Focus ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2022

	1 Year	Since Inception	Inception Date
Return Before Taxes	-5.27%	0.51%	1/3/2019
Return After Taxes on Distributions	-6.25%	-0.54%
Return After Taxes on Distributions and Sale of Fund Shares	-3.12%	-0.03%
Blended Benchmark(1) (reflects no deduction for fees, expenses or taxes)	-6.60%	1.21%
Bloomberg 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	-5.49%	0.64%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	-0.14%

(1)	The Blended Benchmark consists of the following two indexes:80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance.